Accounting Rules and Methods - Disclosure of Statement of Cash Flows (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Increase (decrease) in trade and other payables	€ 5,993	€ (8)	[1]	€ 3,243
Change in working capital	13,730	(8,994)	[1]	3,329
Net cash flow used in operating activities	(43,310)	(47,857)	[1]	(24,702)
Acquisition of property, plant and equipment	(20,117)	(5,635)	[1]	(1,664)
Net cash flow used in investing activities	(19,838)	(6,450)	[1]	€ (1,791)
Published [member]
Increase (decrease) in trade and other payables		8,579
Change in working capital		(407)
Net cash flow used in operating activities		(39,270)
Acquisition of property, plant and equipment		(14,222)
Net cash flow used in investing activities		€ (15,037)
Amended [member]
Increase (decrease) in trade and other payables	(8)
Change in working capital	(8,994)
Net cash flow used in operating activities	(47,857)
Acquisition of property, plant and equipment	(5,635)
Net cash flow used in investing activities	€ (6,450)

[1]	See note 2.8.